Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade and Other Receivables [Abstract]
Trade receivables	$ 9,122,604	$ 8,082,277
Other receivables	951,036	1,326,228
Advances paid for content and service providers	864,345	1,016,045
Prepayments	672,480	242,669
Other financial assets	26,220	22,779
Allowance for expected credit losses	(1,347,333)	(1,185,842)
Total	$ 10,289,352	$ 9,504,156